Note 11 - Income Taxes - Income Tax Reconciliation (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income from continuing operations before income taxes, share of income of affiliates and discontinued operations	$ 77,632	¥ 505,095	¥ 124,051	¥ 172,242
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax at statutory tax rate		¥ 126,274	¥ 31,013	¥ 43,061
Expenses not deductible for tax purposes:
Entertainment		1,411	973	685
Other		18,863	3,691	5,176
Tax exemption and tax relief:
Tax rate differential		(826)	(4,089)	(44,381)
Change in valuation allowance		578	(1,332)	(4,194)
Uncertain tax provisions		(2,428)	2,424	15,674
Effect of utilization of deductible temporary difference previously unrecognized			(12,872)
Deferred income tax for dividend distribution		16,800
Other		6,305	3,352	(700)
Income tax expense	$ 25,791	¥ 167,803	¥ 27,249	¥ 25,553